INTANGIBLE ASSETS, NET	6 Months Ended
Jun. 30, 2025
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

8.INTANGIBLE ASSETS, NET

Intangible assets consisted of the following:

	June 30,	December 31,
	2025	2024
Copyrights	$724,312	$710,846
Software	71,933	69,273
Less: accumulated amortization	(626,115)	(538,907)
	$170,130	$241,212

Amortization expense was $76,056 and $78,730 for the six months ended June 30, 2025 and 2024, respectively.